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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/11

Check here if Amendment [ ]; Amendment Number:
                                               ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Northaven Management, Inc.
Address: 375 Park Ave., Suite 2709
         New York, NY 10152

Form 13F File Number: 28-
                          ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adena DiPasquale
Title: Controller
Phone: 212 798-0305

Signature, Place, and Date of Signing:

A DiPasquale                New York, NY                   10/18/11
---------------------     -----------------------       ---------------
[Signature]                 [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name

     28-
         -------------    ---------------------
     [Repeat as necessary.]

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     NONE

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total: 17,044
                                        ---------------------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.    Form 13F File Number       Name

               28-
                    -----          -------------      ------------------

          [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- -------- --------- -------- --------------------- ---------- -------- ------------------
            NAME OF              TITLE OF                    SHRS OR   SH/    PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            ISSUER                CLASS    CUSIP     VALUE   PRN AMT   PRN    CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------------------- -------- --------- -------- ------- -------- ---- ---------- -------- ------ ------ ----
ANCHOR BANCORP                   COM      032838104   621000  100000 SH            SOLE                100000
COMMUNITY BANKERS TRUST CORP     COM      203612106   381990  318325 SH            SOLE                318325
CITIZENS SOUTH BANKING           COM      176682102   747000  180000 SH            SOLE                180000
CONNECTICUT BANK & TRUST COMPANY COM      207546102  2237740  352400 SH            SOLE                352400
EASTERN INSURANCE HOLDINGS INC   COM      276534104  8656711  658305 SH            SOLE                658305
EASTERN VIRGINIA BANKSHARES INC  COM      277196101   245518  102299 SH            SOLE                102299
HAMPSHIRE FIRST BANK             OTC EQ   408853109  2510450  271400 SH            SOLE                271400
NEW ENGLAND BANCSHARES INC       COM NEW  643863202  1428071  152900 SH            SOLE                152900
STATE BANCORP INC                COM      855716106   215565   20394 SH            SOLE                 20394